Net Loss Per Share - Computation of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss - Basic and Diluted	$ (79,595)		$ (20,157)		$ (133,187)	$ (35,679)
Denominator:
Weighted average common shares outstanding - Basic and Diluted (in shares)	385,945,332		289,823,175		371,519,800	284,054,689	294,549,146	261,228,108	236,040,717
Net loss per share attributable to common stockholders - Basic and Diluted (in dollars per share)	$ (0.21)		$ (0.07)		$ (0.36)	$ (0.13)	$ (0.49)	$ (0.09)	$ (0.12)
Numerator:
Net loss	$ (79,595)	$ (53,592)	$ (20,157)	$ (15,522)	$ (133,187)	$ (35,679)	$ (145,510)	$ (23,605)	$ (27,780)